Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2018
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Contingent Liabilities and Commitments

21. CONTINGENT LIABILITIES AND COMMITMENTS

	30 June 2018 £m	31 December 2017 £m
Guarantees given to third parties	1,666	1,557
Formal standby facilities, credit lines and other commitments	40,425	41,942
	42,091	43,499

At 30 June 2018, the Santander UK group had credit impairment loss provisions relating to guarantees given to third parties and undrawn loan commitments. See Note 19 for further details.

Other legal actions and regulatory matters

Santander UK engages in discussion, and co-operates, with the FCA, PRA and other bodies in their supervision of Santander UK, including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products and services. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties, in addition to legal and regulatory reviews, challenges and tax or enforcement investigations or proceedings. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability. It is not currently practicable to estimate the possible financial effect of these matters.

In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made.

Note 19 details our provisions including those in relation to PPI. In relation to a specific PPI portfolio of complaints, a legal dispute regarding allocation of liability is in its early stages. There are factual issues to be resolved which may have legal consequences including in relation to liability. These issues create uncertainties which mean that it is difficult to reliably predict the resolution of the matter including timing or the significance of the possible impact. The PPI provision includes our best estimate of Santander UK’s liability to the specific portfolio. Further information has not been provided on the basis that it would be seriously prejudicial.